Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - Series F-1 Redeemable Convertible Preferred Stock [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Issue price per share	$ 17.35	$ 17.35
Stock issuance costs	$ 232	$ 394